ALTEGRIS MANAGED FUTURES STRATEGY FUND

Class A	Ticker: MFTAX
Class C	Ticker: MFTCX
Class O	Ticker: MFTOX
Class I	Ticker: MFTIX

(a series of Northern Lights Fund Trust)

Supplement dated November 17, 2014 to the Prospectus dated October 28, 2014

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Effective November 17, 2014, Robert J. Murphy and Eric Bundonis have been added as portfolio managers of the Altegris Managed Futures Strategy Fund (the “Fund”), and Ryan Hart has been removed as portfolio manager of the Fund.  Mr. Murphy and Mr. Bundonis, together with Matthew Osborne, each of the Adviser, and the Sub-Adviser portfolio manager, John Tobin of J.P. Morgan Investment Management Inc., are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Portfolio Managers” on page 7 of the Prospectus:

Mr. Matthew Osborne, Executive Vice President of the Adviser, has served the Fund as Portfolio Manager since it commenced operations in 2010.  Robert Murphy has been a Portfolio Manager to the Fund since November 2014. Mr. Osborne is the lead portfolio manager.

Portfolio Managers	Title
Matthew Osborne	Executive Vice President
Robert J. Murphy, CFA, FRM, CAIA	Senior Vice President and Deputy Chief Investment Officer
Eric Bundonis, CFA	Vice President and Director of Research and Sourcing

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The section titled “Investment Adviser Portfolio Managers” on page 19 is amended to delete the information regarding Ryan Hart and to add to the end of the section the following:

Robert J. Murphy, CFA, FRM, CAIA

Senior Vice President and Deputy Chief Investment Officer

Mr. Murphy has served as Senior Vice President and Deputy Chief Investment Officer of the Adviser since August 2014.  Mr. Murphy is a member of the Altegris Investment Committee and is responsible for specific portfolio and risk management responsibilities. From July 2009 to July 2014, Mr. Murphy served as the Chief Investment Officer, Co-Portfolio Manager and Director of Risk for Hatteras Alternative Mutual Funds, a subsidiary of Hatteras Funds. At Hatteras he led the portfolio management team with responsibility for establishing the policies, processes and direction for asset allocation, portfolio construction and portfolio management. In addition, as Chief Investment Officer and Chairman of the Investment Committee, Mr. Murphy was responsible for the overall risk management of the Hatteras Alternative Mutual Funds, including establishing risk/reward criteria and investment risk allocation.

Prior to joining Hatteras, Mr. Murphy was with Ivy Asset Management Corp. LLC, a division of BNY Mellon Asset Management, as a Managing Director in the Investments Group and in the Investment Products and Strategy Group from October 2008 to July 2009. Before joining Ivy in August 2008, Mr. Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where, beginning in October 2001, he worked in various senior capacities, including investment manager research and portfolio management. Earlier in his career, Mr. Murphy was a senior fixed income investment banker with several respected financial industry organizations including DLJ and Bear Stearns. Mr. Murphy received his BA and MBA degrees from the State University of New York at Albany. He has earned designations as a Charter Financial Analyst (CFA®), Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Eric Bundonis, CFA

Vice President and Director of Research and Sourcing

Mr. Bundonis has served as Vice President and Director of Research and Sourcing since November 2014.  From February 2012 to November 2014, Mr. Bundonis was Co-Director of Research and Investments of the Adviser.  His responsibilities include portfolio management, manager sourcing, research, and due diligence across a wide variety of alternative strategies. Mr. Bundonis brings over 10 years of alternative investment experience. From July 2009 to January 2012, Mr. Bundonis served as Vice President, Senior Research Analyst for an affiliate of the Adviser.  Prior to joining the Adviser in 2009, Mr. Bundonis was an Associate at OneCapital Management Partners in New York. As a member of OneCapital's investment committee, Mr. Bundonis was responsible for identifying, selecting, and monitoring investments for multi-manager funds of hedge funds serving institutional and high net worth investors. Mr. Bundonis graduated from Middlebury College with a BA in History and attended the Post-Baccalaureate Program in Business at Columbia University. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated October 28, 2014 and Statement of Additional Information (“SAI”), dated October 28, 2014.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS MANAGED FUTURES STRATEGY FUND

Class A	Ticker: MFTAX
Class C	Ticker: MFTCX
Class O	Ticker: MFTOX
Class I	Ticker: MFTIX

(a series of Northern Lights Fund Trust)

Supplement dated November 17, 2014 to the
Statement of Additional Information dated October 28, 2014

______________________________________________________________________

Effective November 17, 2014, Robert J. Murphy and Eric Bundonis have been added as portfolio manager of the Altegris Managed Futures Strategy Fund (the “Fund”), and Ryan Hart has been removed as portfolio manager of the Fund.  Mr. Murphy and Eric Bundonis, together with Matthew Osborne, each of the Adviser, and the Sub-Adviser portfolio manager, John Tobin of J.P. Morgan Investment Management Inc., are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section titled “Portfolio Managers” on page 34 is amended as follows:

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The first sentence of the first paragraph is deleted and replaced with the following:

Matthew Osborne, Robert Murphy, and Eric Bundonis, each of the Adviser, are Co-Portfolio Managers of the Fund. Mr. Osborne is the lead portfolio manager.

•

The table regarding Ryan Hart is deleted and replaced with the following:

As of November 13, 2014, Mr. Murphy and Mr. Bundonis were not primarily responsible for the day-to-day management of the portfolio of any other account.

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The section titled “Compensation” on page 37 is deleted and replaced with the following:

For services as a portfolio co-manager to the Fund, each of Robert Murphy and Eric Bundonis receives a salary and a discretionary bonus from the Adviser. Matthew Osborne receives a salary from the Adviser. Each of Messrs. Osborne, Murphy, and Bundonis also have an equity interest in a privately-held entity that directly or indirectly controls the Adviser and its affiliates, and will receive compensation from that entity based upon the future profitability of the Adviser and its affiliates. For services as the Sub-Adviser’s portfolio manager to the Fund, John Tobin receives a base salary fixed from year to year and a variable performance bonus consisting of a discretionary bonus and restricted stock units from the Sub-Adviser.

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On page 37, the table under the section titled “Ownership of Securities” is amended to delete information regarding Ryan Hart and to add the following:

Altegris Managed Futures Strategy Fund
Robert Murphy	None
Eric Bundonis	None

The information provided is as of November 13, 2014.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated October 28, 2014, as amended and Statement of Additional Information (“SAI”), dated October 28, 2014, as amended.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.